Finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Schedule of finance costs	2024 2023 Interest on long-term debt $ 91,921 $ 52,426 Unwinding of discount on provisions [note 16] 36,243 39,619 Other charges 19,007 23,824 Total $ 147,171 $ 115,869